Subsequent Events	6 Months Ended
Jun. 30, 2019
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Subsequent Events

15. Subsequent Events

The Company has evaluated subsequent events through August 19, 2019, the date of issuance of the unaudited consolidated financial statements for the three and six months ended June 30, 2019.

In July 2019, Merus N.V. (the “Company”) entered into a lease (the “Lease”) with Kadans Science Partner XII B.V. (Landlord”), pursuant to which the Company agreed to lease approximately 5,070 square meters of office and laboratory space in a new multi-tenant office building that is to be constructed in Utrecht, the Netherlands (the “Premises”).

The initial term of the Lease is ten years from the date that the Premises are completed in accordance with certain specifications provided in a Development Agreement (described below) (the “Completion Date”), which is expected to occur in mid-2022. The Lease will renew for two 5-year terms following the initial term, unless earlier terminated by the Company or the Landlord, except that the earliest the Landlord may terminate the lease is 20 years from the Completion Date. The Lease provides for an estimated initial rent of €1,323,780 per annum and will be due beginning on the Completion Date. The rent amount is subject to adjustment based on the consumer price index (the “CPI”) beginning on January 1, 2019 through the Completion Date an then annually thereafter, subject to certain limitations if the CPI is greater than 3.0%. The final initial rent amount is contingent upon, among other things, the parameters of the final constructed Premises and the CPI adjustment described above, and will be determined upon the Completion Date. The Company is also responsible for certain fit-out costs and service fees related to the Premises.

In July 2019, the Company also entered into a Development Agreement with the Landlord and another tenant, Genmab B.V. (the “Development Agreement”), which provides for the design, development and construction of the new multi-tenant office building of which the Premises is a part.

Except for the items described above, there were no additional events requiring disclosure in the notes to these financial statements.